GOING CONCERN ASSUMPTION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN ASSUMPTION

NOTE 2. GOING CONCERN ASSUMPTION

These financial statements have been prepared on the basis of the going concern assumption which contemplates that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations.

The Company has not yet determined when its energy business can generate income or cash flows. As of March 31, 2022, the Company has an accumulated deficit of $2,223,601 (deficit of $2,183,207 on December 31, 2021) and working capital deficit of $607,066 (deficit of $566,347 on December 31, 2020) which will not be sufficient to support the Company’s needs for cash during this and the coming year. In addition, the COVID-19 pandemic has had a significant negative impact on the Company’s interim condensed consolidated financial statements as of March 31, 2022, and management expects the pandemic to continue to have a negative impact in the foreseeable future, the extent of which is uncertain and largely subject to whether the severity of the pandemic worsens, or duration lengthens. In the event that the COVID-19 pandemic and the economic disruptions it has caused continue for an extended period of time the Company cannot assure that it will remain in compliance with the financial covenants in its credit facilities. The Company will require additional funding to be able to develop the business and to meet ongoing requirements for general operations. These factors indicate that material uncertainties exist which may cast significant doubt regarding the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its ability to raise additional fund to further develop the energy business and continued support of suppliers and creditors. Even if the Company has been successful in the past in doing so, there is no assurance that it will manage to obtain additional financing in the future.

The carrying amounts of assets, liabilities and expenses presented in the financial statements and the classification used in the statement of financial position have not been adjusted as would be required if the going concern assumption was not appropriate. Those adjustments could be material.

NOTE 2. GOING CONCERN ASSUMPTION

These financial statements have been prepared on the basis of the going concern assumption which contemplates that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations.

The Company has not yet determined when its energy business can generate income or cash flows. As of December 31, 2021, the Company has an accumulated deficit of $2,183,207 (deficit of $1,344,101 on December 31, 2020) and working capital deficit of $566,347 (deficit of $634,033 on December 31, 2020) which will not be sufficient to support the Company’s needs for cash during this and the coming year. In addition, the COVID-19 pandemic has had a significant negative impact on the Company’s audited consolidated financial statements as of December 31, 2021, and management expects the pandemic to continue to have a negative impact in the foreseeable future, the extent of which is uncertain and largely subject to whether the severity of the pandemic worsens, or duration lengthens. In the event that the COVID-19 pandemic and the economic disruptions it has caused continue for an extended period of time the Company cannot assure that it will remain in compliance with the financial covenants in its credit facilities. The Company will require additional funding to be able to develop the business and to meet ongoing requirements for general operations. These factors indicate that material uncertainties exist which may cast significant doubt regarding the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its ability to raise additional fund to further develop the energy business and continued support of suppliers and creditors. Even if the Company has been successful in the past in doing so, there is no assurance that it will manage to obtain additional financing in the future.

The carrying amounts of assets, liabilities and expenses presented in the financial statements and the classification used in the statement of financial position have not been adjusted as would be required if the going concern assumption was not appropriate. Those adjustments could be material.